DWS VARIABLE SERIES II

  SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF THE LISTED PORTFOLIOS:

                             ----------------------

                      DWS Legg Mason Aggressive Growth VIP
                         DWS Mercury Large Cap Core VIP
                         DWS Templeton Foreign Value VIP

DWS Legg Mason Aggressive Growth VIP

In the event that shareholders approve the currently proposed merger of DWS Legg Mason Aggressive Growth VIP into DWS Capital Growth VIP (a series of DWS Variable Series I) at a shareholder meeting currently scheduled for October 31, 2006, Salomon Brothers Asset Management Inc. intends to resign as the portfolio's subadvisor.

During the period between the shareholder meeting date and the merger date, the portfolio will be managed by Deutsche Investment Management Americas Inc. ("DeIM") and the following people will be responsible for the day-to-day management of the portfolio:

Julie M. Van Cleave, CFA                                                           Thomas J. Schmid, CFA
Managing Director of Deutsche Asset       Jack A. Zehner                           Director of Deutsche Asset Management
Management and Lead Portfolio Manager of  Director of Deutsche Asset Management    and Portfolio Manager of the portfolio.
the portfolio.                            and Portfolio Manager of the portfolio.   o Joined Deutsche Asset Management in
 o Joined Deutsche Asset Management in     o Joined Deutsche Asset Management in      2002.
   2002.                                     2002.                                  o Portfolio Manager for US Large Cap
 o Lead Portfolio Manager for US Large     o Portfolio Manager for US Large Cap       Core Growth Equity and US Large Cap
   Cap Core Growth Equity and US Large       Core Growth Equity and US Large Cap      Growth Equity: Milwaukee.
   Cap Growth Equity: Milwaukee.             Growth Equity: Milwaukee.              o Previous experience includes
 o Previous experience includes 19 years   o Previous experience includes nine        15 years of investment industry
   of investment industry experience         years of investment industry             experience, most recently as
   most recently at Mason Street             experience at Mason Street Advisors      Director -- Common Stock at Mason
   Advisors, serving as Managing             where he served most recently as         Street Advisors.
   Director and team leader for the          Director -- Common Stock.              o BBA, University of Wisconsin --
   large cap investment team.              o BBA, University of Wisconsin --          Madison; MBA, University of Chicago.
 o BBA, MBA, University of Wisconsin --      Madison; MBA, Marquette University.
   Madison.

In addition, following the resignation of the subadvisor the portfolio will change its name to DWS All Cap Growth VIP.

DWS Mercury Large Cap Core VIP

Effective September 30, 2006, Fund Asset Management, L.P. (doing business as Mercury Advisors), intends to resign as subadvisor to DWS Mercury Large Cap Core VIP. The portfolio will be managed by DeIM and the following person will be responsible for the day-to-day management of the portfolio from September 30, 2006 through the date of the shareholder meeting at which shareholders are being asked to approve the proposed merger of DWS Mercury Large Cap Core VIP into DWS Growth & Income VIP (a series of DWS Variable Series I), currently scheduled for October 31, 2006:

Regis Amarger
Director of Deutsche Asset Management and Portfolio
Manager of the portfolio.
 o Joined Deutsche Asset Management in 2006.
 o Head of Investment Risk Oversight for DeAM Americas and
   DWS Scudder: New York.
 o Previous experience includes 14 years of investment industry experience, most recently at Goldman Sachs
   Group Inc.
 o MS, Institut National Polytechnique de Lorraine,
   France; MS, Ecole Nationale Superieure des Industries
   Chimiques, France.


                                                              [DWS SCUDDER LOGO]
                                                             Deutsche Bank Group

October 2, 2006
SVS-3606

In the event that shareholders approve the proposed merger, the following people will be responsible for the day-to-day management of the portfolio following the shareholder meeting:

Theresa Gusman                            Sal Bruno                                Gregory Y. Sivin, CFA
Managing Director of Deutsche Asset       Director of Deutsche Asset               Director of Deutsche Asset Management
Management and Lead Portfolio Manager of  Management and Portfolio Manager of the  and Portfolio Manager of the portfolio.
the portfolio.                            portfolio.                                o Joined Deutsche Asset Management in
 o Joined Deutsche Asset Management in     o Joined Deutsche Asset Management in      2000.
   1995.                                     1991.                                  o Portfolio Manager for Americas Large
 o Head of Americas Large Cap Core         o Portfolio Manager for Americas Large     Cap Core Equity: New York.
   Equity Team and Global Commodities        Cap Core Equity: New York.             o Over 12 years of investment industry
   Team: New York.                         o Over 18 years of investment industry     experience.
 o Over 23 years of investment industry      experience.                            o BS, State University of New York --
   experience.                             o BS, Cornell University; MBA,             Stony Brook.
 o BA, State University of New York --       New York University.
   Stony Brook.

In addition, following the resignation of the subadvisor the portfolio will change its name to DWS Large Cap Core VIP.

DWS Templeton Foreign Value VIP

In the event that shareholders approve the currently proposed merger of DWS Templeton Foreign Value VIP into DWS International VIP (a series of DWS Variable Series I) at a shareholder meeting currently scheduled for October 31, 2006, Templeton Investment Counsel L.L.C. intends to resign as the portfolio's subadvisor.

During the period between the shareholder meeting date and the merger date, the portfolio will be managed by DeIM and the following person will be responsible for the day-to-day management of the portfolio:

Matthias Knerr, CFA
Director, Deutsche Asset Management and Portfolio Manager of the portfolio.
 o Joined Deutsche Asset Management in 1995.
 o Portfolio manager for International Equity: New York.
 o BS, Pennsylvania State University.

In addition, following the resignation of the subadvisor the portfolio will change its name to DWS Foreign Value VIP.

DWS Legg Mason Aggressive Growth VIP
DWS Mercury Large Cap Core VIP
DWS Templeton Foreign Value VIP

Certain participating insurance companies may temporarily continue to refer to the above mentioned portfolios by their original names in their forms and communications with variable annuity and variable life contract owners and tax-qualified plans and prospective contract owners and tax-qualified plans until the participating insurance companies are able to revise such documents.






               Please Retain This Supplement for Future Reference


October 2, 2006
SVS-3606